Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of amounts of income (loss) from continuing operations before income taxes

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
United States	$(12,707)	$(12,488)	$3,996
Foreign	2,981	2,417	1,780
Income (loss) before income taxes	$(9,726)	$(10,071)	$5,776

Schedule of benefit (provision) for income taxes

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current
Federal	$—	$(23)	$—
State	(711)	(55)	—
Foreign	(446)	(225)	(96)
Total current expense	(1,157)	(303)	(96)
Deferred
Federal	3,266	1,416	14,501
State	5,280	(4,756)	(2,201)
Foreign	833	268	981
Total deferred benefit (expense)	9,379	(3,072)	13,281
Benefit (provision) for income taxes	$8,222	$(3,375)	$13,185

Schedule of benefit (provision) for income taxes from continuing operations differs from the provision determined by applying the U.S. statutory tax rate to pretax earnings

	Year Ended December 31,
	2019		2018		2017
	(dollars in thousands)
Statutory U.S. federal income taxes	$2,042	(21.0)%	$2,115	(21.0)%	$(2,021)	(35.0)%
State income taxes, net of federal taxes	482	(5.0)	405	(4.0)	(166)	(2.9)
Foreign taxes rate differential	49	(0.5)	18	(0.2)	257	4.4
Rate changes - tax reform	—	—	—	—	17,040	295.0
Rate changes - other	2,726	(28.0)	(4,210)	41.8	(1,901)	(32.9)
Income tax credits	1,036	(10.7)	536	(5.3)	1,358	23.5
Change in valuation allowance	—	—	—	—	(533)	(9.2)
Deemed repatriation of untaxed foreign earnings	—	—	—	—	(1,158)	(20.0)
Contingent deal consideration	(610)	6.3	(985)	9.8	—	—
Meals and entertainment	(826)	8.5	(706)	7.0	(519)	(9.0)
GILTI inclusion	(820)	8.4	(338)	3.4	—	—
Acquisition costs	—	—	(134)	1.3	—	—
Transaction costs	116	(1.2)	—	—	—	—
Stock-based compensation	293	(3.0)	—	—	—	—
Transportation costs	(120)	1.2	—	—	—	—
State net operating loss adjustment	—	—	—	—	746	12.9
Return to provision	178	(1.8)	36	(0.4)	131	2.3
Other permanent items	(95)	1.0	(159)	1.6	(45)	(0.8)
R&D credits	4,642	(47.7)	—	—	—	—
Uncertain tax positions	(920)	9.5	—	—	—	—
Other	49	(0.5)	47	(0.5)	(4)	(0.1)
Benefit (provision) for income taxes	$8,222	(84.5)%	$(3,375)	33.5%	$13,185	228.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2019	2018
	(in thousands)
Deferred tax assets
Accruals and reserves	$—	$—
Fixed assets and intangible assets	380	130
Tax credits (net of uncertain tax position)	8,845	3,386
Deferred share-based compensation	2,642	1,525
Loss and other carryforwards	23,767	35,191
Other	1,433	720
Gross deferred tax assets	37,067	40,952
Valuation allowance	(1,812)	(1,812)
Net deferred tax asset	35,255	39,140
Deferred tax liabilities
Accruals and reserves	(508)	(138)
Fixed assets and intangible assets	(47,871)	(53,849)
Deferred revenue	(14,024)	(21,896)
Other, net	(668)	(540)
Gross deferred tax liabilities	(63,071)	(76,423)
Net deferred tax liability	$(27,816)	$(37,283)

Schedule of components giving rise to the net deferred income tax liabilities

	December 31,
	2019	2018
	(in thousands)
Noncurrent deferred tax assets	$2,755	$1,829
Noncurrent deferred tax liabilities	(30,571)	(39,112)
Net deferred tax liability	$(27,816)	$(37,283)

Schedule of changes in the valuation allowance for deferred tax assets

	December 31,
	2019	2018	2017
	(in thousands)
Valuation allowance at beginning of year	$1,812	$1,812	$1,279
Increases recorded to income tax provision	—	—	533
Valuation allowance at end of year	$1,812	$1,812	$1,812

Schedule of income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions.

	Years Under	Additional
	Examination	Open Years
Jurisdiction
U.S. Federal	None	2016 - 2018
United Kingdom	None	2014 - 2018
Canada	None	2014 - 2018
Australia	None	2014 - 2018
Israel	None	2015 - 2018
France	None	2017 - 2018

Schedule of changes in the unrecognized tax benefits

	December 31,
	2019	2018	2017
	(in thousands)
Unrecognized tax benefits at beginning of the year	$211	$292	$706
Current year increase	920	—	—
Statute expiration	(41)	(78)	(365)
Currency	7	(13)	11
Tax rate changes	(6)	10	(60)
Unrecognized tax benefits at end of the year	$1,091	$211	$292